8. Trade receivables (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradeReceivablesLineItems [Line Items]
Balance at beginning of the year		R$ (38,681)	R$ (34,182)
Initial adoption adjustment - IFRS 9	[1]	2,593	0
Adjusted balance at the beginning of the year		(36,088)	(34,182)
Additions	[2]	9,789	(22,148)
Write-off of unrecoverable amounts		15,015	17,649
Balance at the end of the year		R$ (11,284)	R$ (38,681)

[1]	Due to the change to the expected loss model used to calculate the allowance for doubtful accounts resulting from the initial adoption of IFRS 9 - "Financial Instruments", the balance of December 31, 2017 was adjusted on January 1, 2018, with a corresponding entry of R$2,593 in equity. For further information, see Note 4.25.2.
[2]	Recoveries occurred during the year are reflected in the changes to the receivables portfolio balance and presented under "(Additions) exclusions".